Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total cost	$ 27,197	$ 24,159
Less: Accumulated depreciation	(18,437)	(15,352)
Property and equipment, net of accumulated depreciation	8,760	8,807
Depreciation expense	3,207	2,384	2,350
Computers and equipment
Property, Plant and Equipment [Line Items]
Total cost	6,259	5,320
Computer Software
Property, Plant and Equipment [Line Items]
Total cost	5,356	4,617
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total cost	4,166	3,637
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	$ 11,416	$ 10,585